SEGMENT INFORMATION (Tables)	12 Months Ended
Feb. 23, 2013
Segment Reporting [Abstract]
Net Sales of Retail Food and Independent Segment in Terms of Amounts and Percentage

The amounts and percentages of Net sales for each group of similar products sold in the Retail Food, Save-A-Lot and Independent Business segments consisted of the following:

	2013		2012		2011
Retail Food:
Nonperishable grocery products (1)	$2,689	16%	$2,820	17%	$2,938	17%
Perishable grocery products (2)	1,428	8	1,461	8	1,508	8
Pharmacy products	512	3	483	3	465	3
Fuel	77	—	126	1	110	1
Other	30	—	31	—	33	—

	4,736	27%	4,921	29%	5,054	29%
Save-A-Lot:
Nonperishable grocery products (1)	$2,865	17%	$2,925	17%	$2,705	15%
Perishable grocery products (2)	1,330	8	1,296	7	1,185	7

	4,195	25%	4,221	24%	3,890	22%
Independent Business:
Product sales to independent retail customers	$8,160	48%	$8,194	47%	$8,400	49%
Services to independent retail customers	6	—	—	—	13	—

	8,166	48%	8,194	47%	8,413	49%

Net sales	$17,097	100%	$17,336	100%	$17,357	100%

(1)	Includes such items as dry goods, general merchandise, health and beauty care, beverages, dairy, frozen foods, and candy
(2)	Includes such items as meat, produce, deli and bakery